Accounts receivable and other - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 27, 2021
Disclosure of acquired receivables [line items]
Disposal group, deferred gain recognized	$ 0	$ 60,000
Tocantinzinho
Disclosure of acquired receivables [line items]
Deferred cash consideration to be paid			$ 60,000
Disposal group, deferred gain recognized		$ 60,000